LEGAL PROCEEDINGS (Details Textual) - Brushy Resources, Inc [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 30, 2015
Equity Method Investment, Ownership Percentage			50.00%	50.00%
Gain (Loss) Related to Litigation Settlement	$ (350,000)	$ 0
Bexar County Proceedings [Member]
Equity Method Investment, Ownership Percentage	3.30%
Bexar County Proceedings [Member] | Sigma Gas Antrozous Fund [Member]
Common Stock Owned	44,610		44,610
Bexar County Proceedings [Member] | William F. Pettinati Jr. [Member]
Common Stock Owned	145,112		145,112
Bexar County Proceedings [Member] | Nicholas Garofolo [Member]
Common Stock Owned	226,680		226,680
Interpleader Action [Member]
Percentage Of Common Stock For Interpleader Action	17.23%		17.23%
Award Of Damages In Favor Of The Certain Respondents From Claimants			$ 1,602,235
Litigation Settlement Subject To Trebling Amount			$ 4,806,705
Post Judgment Interest Receivable Per Year From Claimants			10.00%
Common Stock Related To Subsequently Issue Which May Result Modifying Entity Ownership Structure			$ 2,190,891
Litigation Settlement, Expense			2,998,839
Litigation Settlement, Amount Awarded from Other Party			7,805,544
Legal Fees			$ 122,200